Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Liabilities

	December 31,
	2013	2012
Voyage and vessel	10,692	8,750
Corporate accruals	528	130
Interest	3,999	4,078
Payroll and benefits to related parties	5,850	4,924

Total	21,069	17,882